LATTICE INCORPORATED
7150 N. Park Drive, Suite 500
Pennsauken, New Jersey 08109
(856) 910 1166

February 14, 2008

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Mail Stop 3720
Attn: Robert S. Littlepage, Jr.

Re:	Lattice Incorporated
Item 4.01 Form 8-K
Filed January 30, 2008
File No. 000-10690

Dear Mr. Littlepage:

Lattice Incorporated (the “Company”) is filing Amendment No. 1 to the captioned Form 8-K in response to the questions raised by the staff of the Commission in its letter of comments dated February 1, 2008. Set forth below is the Company’s response to the comments.

1.
Refer to the last paragraph. Clarify for us in detail exactly what do you meant by “A partner at Demetrius & Company L.L.C., was engaged to perform the concurring partner reviews for Peter C. Cosmas CPA on the Lattice engagements for the past three years.”

Response: Demetrius & Company, L.L.C., (“Demetrius”) conducted an independent concurring partner review as required by the standards of the Public Company Accounting Oversight Board (PCAOB). This review consisted of reading the auditors report and financial statements for compliance with U.S. generally accepted accounting principals (GAAP). The firm also read the body of form 10-KSB for any inconsistencies with the financial statements. The concurring review also consisted of examining certain audit documentation and discussing with the lead partner and other engagement personnel any unusual or significant auditing, accounting or reporting matters. Demetrius had no direct contact with the Company’s personnel or officers.

2.
In addition, tell us if there were any consultations with Demetrius & Company, LLC during the fiscal years 2007, 2006 and 2005 and the subsequent interim period through January 22, 2008 with respect to the application of accounting principles to a specific completed or contemplated transaction or the type of audit opinion that might be rendered on your financial statements and either written or oral advice was provided that was an important factor considered by you in reaching a decision as to the accounting, auditing or financial reporting issue. If so, please provide all of the required disclosures in accordance with Item 304(a)(2) of Regulation S-B.

Response: The Company had no contact with Demetrius. Demetrius was contracted by and worked for Peter C. Cosmas, CPA. Accordingly, The Company had no consultations for the periods indicated with Demetrius, with respect to any matters.

Furthermore, we acknowledge the following:

1.	The Company is responsible for the adequacy and accuracy of the disclosure in the filing;

2.	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

3.	The Company may not assert staff comments as a defense in any proceeding initiated by the commission or any person under the federal securities laws of the United States.

If you have any further comments and/or questions, please contact the undersigned at (856) 910 1166.

Very truly yours,

/s/ Joe Noto
Joe Noto
Chief Financial Officer
Chief Accounting Officer

Enclosures